Ultimate Parent and Controlling party	12 Months Ended
Dec. 31, 2023
Ultimate Parent And Controlling Party [Abstract]
Ultimate Parent and Controlling party	Ultimate Parent and Controlling party Exscientia plc is the ultimate parent company of the Group. There is no ultimate controlling party.